PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2015
PARENT COMPANY [Abstract]
Condensed Balance Sheet
CONDENSED BALANCE SHEET

	June 30,
	2015	2014
	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$1,508	$1,413
Investment in subsidiary bank	30,444	30,313
Other assets	97	83

TOTAL ASSETS	$32,049	$31,809

LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$6	$21
Stockholders' equity	32,043	31,788

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$32,049	$31,809

Condensed Statement of Income
CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2015	2014	2013
	(Dollars in Thousands)
INCOME
Interest on loans	$40	$4	$-
Interest on investment and mortgage-backed securities	-	-	2
Dividend from subsidiary	1,225	725	1,085
Interest-earning deposits with subsidiary bank	1	2	2

Total income	1,266	731	1,089

OTHER OPERATING EXPENSE	123	138	120

Income before equity in undistributed
earnings of subsidiary	1,143	593	969
Equity in undistributed earnings of subsidiary	173	283	60

Income before income taxes	1,316	876	1,029
Income tax benefit	(31)	(44)	(51)

NET INCOME	$1,347	$920	$1,080

Condensed Statement of Cash Flows
	Year Ended June 30,
	2015	2014	2013
	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$1,347	$920	$1,080
Adjustments to reconcile net income to net cash
provided by operating activities:
Equity in undistributed earnings of subsidiary	(173)	(283)	(60)
Other, net	(60)	13	19
Net cash provided by operating activities	1,114	650	1,039

INVESTING ACTIVITIES
Available for sale:
Purchases of investments	-	-	(460)
Proceeds from repayments of investments	-	-	460
Net cash provided by investing activities	-	-	-

FINANCING ACTIVITIES
Cash dividends paid	(329)	(329)	(328)
Purchase of treasury stock	(186)	(10)	-
Increase in unallocated ESOP shares	(504)	(950)	-
Net cash used for financing activities	(1,019)	(1,289)	(328)

Increase (decrease) in cash and cash equivalents	95	(639)	711

CASH AND CASH EQUIVALENTS
BEGINNING OF YEAR	1,413	2,052	1,341

CASH AND CASH EQUIVALENTS
END OF YEAR	$1,508	$1,413	$2,052